DERIVATIVES AND FINANCIAL INSTRUMENTS (Schedule of Fair Values of Financial Assets/Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans and receivables
Trade receivables	$ (4,202)	$ (3,590)	$ (3,171)	$ (2,812)
Cash and cash equivalents	(30,277)	(23,564)	(77,109)	$ (101,953)
Short-term investments		34,043
Finance lease receivable	(835)	(1,185)
Total maximum credit exposure	52,430	76,034
Liabilities at amortised cost
Exchangeable notes	(81,382)	(92,955)	$ (92,232)
Finance lease payable	962	886
Provisions	50	50
Fair value through profit and loss (FVPL)
Exchangeable note bond call option		(360)
Exchangeable note equity conversion option	238	440
Exchangeable note bond put option		1,790
Level 1 [Member]
Loans and receivables
Trade receivables	21,318	17,242
Cash and cash equivalents	30,277	23,564
Short-term investments		34,043
Finance lease receivable	835	1,185
Total maximum credit exposure	52,430	76,034
Liabilities at amortised cost
Exchangeable notes
Finance lease payable	(962)	(886)
Trade and other payables (excluding deferred income)	(16,596)	(20,237)
Provisions	(50)	(50)
Total Liabilities at amortised cost	(17,608)	(21,173)
Fair value through profit and loss (FVPL)
Exchangeable note bond call option
Exchangeable note equity conversion option
Exchangeable note bond put option
Total fair value through profit and loss (FVPL)
Total fair value of financial assets liabilities	34,822	(54,861)
Level 2 [Member]
Loans and receivables
Trade receivables
Cash and cash equivalents
Short-term investments
Finance lease receivable
Total maximum credit exposure
Liabilities at amortised cost
Exchangeable notes	(81,382)	(92,955)
Finance lease payable
Trade and other payables (excluding deferred income)
Provisions		(92,955)
Total Liabilities at amortised cost	(81,382)
Fair value through profit and loss (FVPL)
Exchangeable note bond call option		(360)
Exchangeable note equity conversion option	(238)	(440)
Exchangeable note bond put option		(1,790)
Total fair value through profit and loss (FVPL)	(238)	(1,870)
Total fair value of financial assets liabilities	(81,620)	(94,825)
Carrying Amount [Member]
Loans and receivables
Trade receivables	21,318	17,242
Cash and cash equivalents	30,277	23,564
Short-term investments		34,043
Finance lease receivable	835	1,185
Total maximum credit exposure	52,430	76,034
Liabilities at amortised cost
Exchangeable notes	(81,382)	(92,955)
Finance lease payable	(962)	(886)
Trade and other payables (excluding deferred income)	(16,596)	(20,237)
Provisions	(50)	(50)
Total Liabilities at amortised cost	(98,990)	(114,128)
Fair value through profit and loss (FVPL)
Exchangeable note bond call option		360
Exchangeable note equity conversion option	(238)	(440)
Exchangeable note bond put option		(1,790)
Total fair value through profit and loss (FVPL)	(238)	(1,870)
Total fair value of financial assets liabilities	(46,798)	(39,964)
Fair Value [Member]
Loans and receivables
Trade receivables	21,318	17,242
Cash and cash equivalents	30,277	23,564
Short-term investments		34,043
Finance lease receivable	835	1,185
Total maximum credit exposure	52,430	76,034
Liabilities at amortised cost
Exchangeable notes	(81,382)	(92,955)
Finance lease payable	(962)	(886)
Trade and other payables (excluding deferred income)	(16,596)	(20,237)
Provisions	(50)	(50)
Total Liabilities at amortised cost	(98,990)	(114,128)
Fair value through profit and loss (FVPL)
Exchangeable note bond call option		360
Exchangeable note equity conversion option	(238)	(440)
Exchangeable note bond put option		(1,790)
Total fair value through profit and loss (FVPL)	(238)	(1,870)
Total fair value of financial assets liabilities	$ (46,798)	$ (39,964)